Schedule of Intangible Assets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	¥ 7,565	¥ 2,101
Less: Accumulated amortization	(461)	(139)
Total intangible assets, net	7,104	1,962
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	2,101	2,101
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	773
Software Work in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	¥ 4,691